Summary of significant accounting policies (Details 4) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Previously reported
Shares issued	5,322,459	3,260,559	3,260,559	2,229,609
Restatement
Shares issued	7,899,832	7,899,832	7,899,832	7,899,832